14. PREFERRED STOCK (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Preferred stock shares authorized	10,000,000		10,000,000	10,000,000
Preferred stock dividends paid in cash			$ 1,268
Preferred stock dividends accrued and unpaid	$ 312	$ 315	$ 1,268	$ 1,265
Series A Preferred Stock [Member]
Preferred stock shares authorized			1,684,375	1,684,375
Preferred stock Series outstanding			0	0
Series B Preferred Stock [Member]
Preferred stock shares authorized			1,580,790	1,580,790
Preferred stock Series outstanding			926,942	926,942